RELATED PARTY TRANSACTIONS - BAM Re agreements (Details) - USD ($)		6 Months Ended
	Jun. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Corporate borrowings		$ 693,000,000	$ 0
Due from related party		10,000,000	0
Due to related parties		467,000,000	$ 0
Other related party
Disclosure of transactions between related parties [line items]
Capital commitments	$ 2,000,000,000
Other related party | Support Agreement
Disclosure of transactions between related parties [line items]
Expense		0
Other related party | Rights Agreement
Disclosure of transactions between related parties [line items]
Expense		0
Other related party | Administration Agreement
Disclosure of transactions between related parties [line items]
Expense		400,000
Other related party | Investment Management Agreement
Disclosure of transactions between related parties [line items]
Expense		4,100,000
Other related party | Licensing Agreement
Disclosure of transactions between related parties [line items]
Expense		0
Other related party | Brookfield Credit Agreement
Disclosure of transactions between related parties [line items]
Corporate borrowings		$ 0